Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 01, 2019	Dec. 31, 2021 CNY (¥) PerformanceObligation $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / ¥
Significant Accounting Policies [Line Items]
Sale or purchase of assets or rights minimum amount		¥ 50
Option agreement maximum contract amount		¥ 50
Aggregate percentage of variable interest entity assets on Group's consolidated total assets		33.60%	32.70%		33.60%
Aggregate percentage of variable interest entity liabilities on Group's consolidated total liabilities		30.00%	32.20%		30.00%
Consolidated VIE assets		¥ 2,592,620	¥ 3,260,894		$ 406,838
Consolidated VIE creditor		¥ 3,606,772	4,473,021		$ 565,981
Currency exchange rate, Renminbi ("RMB") to U.S. dollar | $ / ¥		6.3726			6.3726
Rate of VAT	3.00%	6.00%
Advertising expenses		¥ 792,926	1,090,933	¥ 937,145
Cash and cash equivalents available for conversion to foreign currency		¥ 123,360	¥ 131,810
Percentage of cash and cash equivalents available for conversion to foreign currency		19.70%	17.30%		19.70%
Total Net Revenues | Customer Concentration Risk | Customer
Significant Accounting Policies [Line Items]
Revenues from customers individually representing portion of total net revenues		10.00%
Other Income
Significant Accounting Policies [Line Items]
Government subsidies		¥ 30,501	¥ 37,727	¥ 14,692
ASU 2018-11
Significant Accounting Policies [Line Items]
Change In accounting principle accounting standards update adopted		true			true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2019			Jan. 01, 2019
Practical expedients, package		true
Degree- or Diploma-oriented Post-secondary Courses
Significant Accounting Policies [Line Items]
Weighted average service period		24 months
Professional Certification Preparation and Professional Skills Courses
Significant Accounting Policies [Line Items]
Weighted average service period		7 months
Online Education Service and Insurance Service [Member]
Significant Accounting Policies [Line Items]
Number of performance obligation | PerformanceObligation		2
Land Use Right
Significant Accounting Policies [Line Items]
Term of land certificate		50 years
VIEs
Significant Accounting Policies [Line Items]
Consolidated VIE assets		¥ 869,922	1,067,437
Consolidated VIE creditor		1,080,735	¥ 1,439,665
VIEs | Nonrecourse
Significant Accounting Policies [Line Items]
Consolidated VIE creditor		0
VIEs | Assets Pledged as Collateral
Significant Accounting Policies [Line Items]
Consolidated VIE assets		¥ 0
Minimum
Significant Accounting Policies [Line Items]
Term of repayment of principal installments on which interest expense and service fees payable		3 months
Maximum
Significant Accounting Policies [Line Items]
Time for full refund of transaction price		24 hours
Time for refund of transaction price to undelivered courses		7 days
Term of repayment of principal installments on which interest expense and service fees payable		18 months
WFOE | Minimum
Significant Accounting Policies [Line Items]
Ownership percentage by parent		10.00%			10.00%
WFOE | Maximum
Significant Accounting Policies [Line Items]
Ownership percentage by parent		100.00%			100.00%